Write downs and other provisions (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Detailed Information About Write Downs And Other Provisions
The following table provides a breakdown for write downs and other provisions:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Provision for legal expenses	(12,257)	(2,484)	409
Agnona disposal and write downs	(6,150)	(988)	—
Provision for restoration obligations for leased stores	(349)	(1,992)	(2,331)
Reversal/(Loss) allowance on trade receivables	498	(3,636)	(727)
Other provisions	(1,229)	2,922	1,632
Total write downs and other provisions	(19,487)	(6,178)	(1,017)